Property, plant and equipment	12 Months Ended
Dec. 31, 2022
Property, plant and equipment
Property, plant and equipment

Note 15    Property, plant and equipment

As of December 31, 2022, and 2021, the detail of property, plant and equipment is as follows:

15.1Types of property, plant and equipment

	As of	As of
	December 31,	December 31,
Description of types of property, plant and equipment	2022	2021
	ThUS$	ThUS$
Property, plant and equipment, net
Land	23,482	23,507
Buildings	273,913	270,563
Other property, plant and equipment	34,960	32,846
Transport equipment	9,487	2,463
Supplies and accessories	4,798	5,556
Office equipment	1,355	1,386
Network and communication equipment	1,872	1,359
Mining assets	60,284	38,241
IT equipment	3,147	3,570
Energy generating assets	3,253	3,970
Constructions in progress	1,328,508	731,787
Machinery, plant and equipment	981,779	896,977
Total	2,726,838	2,012,225
Property, plant and equipment, gross
Land	23,482	23,507
Buildings	803,398	767,096
Other property, plant and equipment	250,058	239,582
Transport equipment	21,343	13,357
Supplies and accessories	29,426	28,786
Office equipment	13,141	12,943
Network and communication equipment	10,878	9,577
Mining assets	230,803	195,889
IT equipment	31,197	30,456
Energy generating assets	38,540	38,540
Constructions in progress	1,328,508	731,787
Machinery, plant and equipment	3,716,440	3,464,881
Total	6,497,214	5,556,401
Accumulated depreciation and value impairment of property, plant and equipment, total
Accumulated depreciation and impairment of buildings	(529,485)	(496,533)
Accumulated depreciation and impairment of other property, plant and equipment	(215,098)	(206,736)
Accumulated depreciation and impairment of transport equipment	(11,856)	(10,894)
Accumulated depreciation and impairment of supplies and accessories	(24,628)	(23,230)
Accumulated depreciation and impairment of office equipment	(11,786)	(11,557)
Accumulated depreciation and impairment of network and communication equipment	(9,006)	(8,218)
Accumulated depreciation and impairment of mining assets	(170,519)	(157,648)
Accumulated depreciation and impairment of IT equipment	(28,050)	(26,886)
Accumulated depreciation and impairment of energy generating assets	(35,287)	(34,570)
Accumulated depreciation and impairment of machinery, plant and equipment	(2,734,661)	(2,567,904)
Total	(3,770,376)	(3,544,176)

	As of	As of
	December 31,	December 31,
Description of classes of property, plant and equipment	2022	2021
	ThUS$	ThUS$
Property, plant and equipment, net
Pumps	32,120	28,889
Conveyor Belt	17,135	18,294
Crystallizer	48,582	20,189
Plant Equipment	163,594	168,370
Tanks	25,923	22,358
Filter	47,976	41,438
Electrical equipment/facilities	110,275	97,594
Other Property, Plant & Equipment	112,628	71,150
Site Closure	36,673	34,248
Piping	107,481	106,317
Well	177,708	202,982
Pond	41,729	42,547
Spare Parts (1)	59,955	42,601
Total	981,779	896,977
(1)	The reconciliation of the spare parts provisions as of December 31, 2022 and 2021 is as follows:

	As of	As of
	December 31,	December 31,
Reconciliation	2022	2021
	ThUS$	ThUS$
Opening balance	48,262	42,881
Increase in provision	3,810	5,381
Closing balance	52,072	48,262

15.2Reconciliation of changes in property, plant and equipment by type:

Reconciliation of changes in property, plant and equipment by class as of December 31, 2022 and 2021:

			Other
Reconciliation of changes in property,			property,		Supplies		Network and			Energy	Assets	Machinery,	Property,
plant and equipment by class as of			plant and	Transport	and	Equipment	communication	Mining	IT	generating	under	plant and	plant and
	Land	Buildings	equipment	equipment	accessories	office	equipment	assets	equipment	assets	construction	equipment	equipment
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
At January 1, 2022	23,507	270,563	32,846	2,463	5,556	1,386	1,359	38,241	3,570	3,970	731,787	896,977	2,012,225
Additions	—	495	425	146	4	7	152	—	270	—	922,690	7,194	931,383
Disposals	—	—	—	—	—	—	—	—	—	—	—	(19)	(19)
Depreciation for the year	—	(32,915)	(8,691)	(962)	(1,400)	(248)	(788)	(12,871)	(1,256)	(717)		(158,865)	(218,713)
Impairment (2)	—	(156)										(7,928)	(8,084)
Increase (decrease) in foreign currency translation difference (2)	(5)	(7)	—	—	—	(1)	—	—	—	—	—	(20)	(33)
Reclassifications	121	37,147	10,449	7,840	726	213	1,149	34,914	582	—	(316,994)	223,853	—
Other increases (decreases)	—	(1,127)	(69)	—	(88)	(2)	—	—	(19)	—	(8,975)	20,587	10,307
Decreases for classification as held for sale	(141)	(87)	—	—	—	—	—	—	—	—	—	—	(228)
Subtotal	(25)	3,350	2,114	7,024	(758)	(31)	513	22,043	(423)	(717)	596,721	84,802	714,613
As of December 31, 2022	23,482	273,913	34,960	9,487	4,798	1,355	1,872	60,284	3,147	3,253	1,328,508	981,779	2,726,838
Historical cost	23,482	803,398	250,058	21,343	29,426	13,141	10,878	230,803	31,197	38,540	1,328,508	3,716,440	6,497,214
Accumulated depreciation	—	(529,485)	(215,098)	(11,856)	(24,628)	(11,786)	(9,006)	(170,519)	(28,050)	(35,287)	—	(2,734,661)	(3,770,376)
At January 1, 2021	23,579	239,666	35,418	2,880	4,183	459	1,272	47,052	4,083	4,878	486,345	887,504	1,737,319
Additions	—	—	346	—	—	29	58	—	232	—	470,112	756	471,533
Disposals	—	—	—	—	—	—	—	—	—	—	—	—	—
Depreciation for the year	—	(30,872)	(7,848)	(759)	(1,384)	(383)	(539)	(10,138)	(1,387)	(908)	—	(141,460)	(195,678)
Impairment (2)	—	(456)	(75)	—	(16)	(8)	—	—	(8)	—	—	(5,019)	(5,582)
Increase (decrease) in foreign currency translation difference (2)	(72)	(80)	(1)	—	—	(1)	—	—	—	—	—	(69)	(223)
Reclassifications	—	62,291	5,008	354	2,773	1,290	553	1,327	557	—	(224,945)	150,792	—
Other increases (decreases)	—	14	(2)	(12)	—	—	15	—	93	—	275	4,473	4,856
Decreases for classification as held for sale	—	—	—	—	—	—	—	—	—	—	—	—	—
Subtotal	(72)	30,897	(2,572)	(417)	1,373	927	87	(8,811)	(513)	(908)	245,442	9,473	274,906
As of December 31, 2021	23,507	270,563	32,846	2,463	5,556	1,386	1,359	38,241	3,570	3,970	731,787	896,977	2,012,225
Historical cost	23,507	767,096	239,582	13,357	28,786	12,943	9,577	195,889	30,456	38,540	731,787	3,464,881	5,556,401
Accumulated depreciation	—	(496,533)	(206,736)	(10,894)	(23,230)	(11,557)	(8,218)	(157,648)	(26,886)	(34,570)	—	(2,567,904)	(3,544,176)

(1)	The net balance of “Other Increases (Decreases)” corresponds to all those items that are reclassified to or from “Property, Plant and Equipment”, They can have the following origin: (i) work in progress which is expensed to profit or loss, forming part of operating costs or other expenses per function, as appropriate; (ii) the variation representing the purchase and use of materials and spare parts; (iii) projects corresponding mainly to exploration expenditures and ground studies that are reclassified to the item other non-current financial assets; (iv) software that is reclassified to “Intangibles (v) Provisions related to the investment plan and assets related to closing the site.
(2)	See note 21.5. This corresponds to assets identified as not being used in the operation due to their specific characteristics.

15.3Detail of property, plant and equipment pledged as guarantee

There are no restrictions in title or guarantees for compliance with obligations that affect property, plant and equipment.

15.4Cost of capitalized interest, property, plant and equipment

The rates and costs for capitalized interest of property, plant and equipment are detailed as follows:

	As of	As of
	December 31,	December 31,
Costs of capitalized interest	2022	2021
	ThUS$	ThUS$
Weighted average capitalization rate of capitalized interest costs	4%	4%
Amount of interest cost capitalized	24,708	14,206